Intangible assets, Impairment (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets [Abstract]
Impairment recognized	$ 0
Discounted expected future cash flows period	10 years
Risk adjusted post tax discount rate	12.50%	13.00%